Financial Instrument Related Costs and Other (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Financial Instrument Related Costs And Other
(Loss) gain on derivative warrant liabilities	$ (145)	$ 3,425	$ 63	$ 3,662
Transaction costs on derivative warrant liabilities	(282)	(655)	(282)	(655)
Change in fair value of convertible debentures		236		904
Withholding tax costs		(9)		(10)
Total financial instrument related costs and other	$ (427)	$ 2,525	$ (219)	$ 2,093